Share based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based payment arrangement, activity
The following table summarizes activities of the Company’s RSUs for the year ended December 31, 2025:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of December 31, 2024	11,863,038	0.31	4.04	—	—
Granted (new RSUs)	327,195	—*	1.71	—	—
Granted (replacement RSUs)	2,396,730	0.67	1.48	—	—
Forfeited	(52,019)	—	2.02	—	—
Replaced	(2,396,730)	0.74	3.27	—	—
Exercised	(8,998,984)	0.33	5.14	—	—
Cancelled	(230,000)	0.38	5.05	—	—
Outstanding as of December 31, 2025	2,909,230	0.38	2.02	7.23	3,423
Exercisable as of December 31, 2025	2,761,834	0.43	1.84	3.20	3,133
* Amount less than US$0.01
The following table summarizes activities of the Company’s PSUs for the year ended December 31, 2025:

	Number of PSUs	Weighted Average Fair value at grant date
		US$
Outstanding as of December 31, 2024	2,000,000	1.69
Granted	933,334	1.72
Vested	(928,667)	1.71
Forfeited	(1,674,667)	1.70
Cancelled	(330,000)	1.69
Outstanding as of December 31, 2025	—	—
The following table summarizes activities of the options for the year ended December 31, 2025.

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at December 31, 2024	15,935,056	6.65	2.57	—	—
Granted	7,850,532	0.34	1.66	—	—
Forfeited	(490,137)	0.75	1.27	—	—
Exercised	(663,908)	0.50	1.22	—	—
Outstanding at December 31, 2025	22,631,543	4.77	2.32	7.52	52,545
Exercisable as of December 31, 2025	13,853,496	7.55	2.50	6.24	34,602

Summary of fair value of options granted that are estimated using the binomial model
The fair value of the RSUs granted in 2023, 2024 and 2025 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2023	2024	2025
Risk-free rate of return (i)	2.65% - 4.25%	4.06%	3.94% - 3.95%
Volatility (ii)	44.58% - 44.73%	44.56%	47.57% - 47.65%
Expected dividend yield (iii)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (iv)	US$3.68-US$6.91	US$0.96 - US$1.60	US$1.72 - US$2.50
Expected terms (v)	10 years	10 years	10 years
___________________________
i.With respect to the RSUs issued in US$ or RMB, the risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds or China Government Bond for a term consistent with the expected term of the Company’s RSUs in effect at the valuation date.
ii.Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs.
iii.Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
iv.The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
v.Expected term is the contract life of the RSUs.
The fair value of the PSUs granted in 2025 was estimated using the closing price as of the grant dates of listed trading price of the Company.

Grant date:	Year ended December 31, 2024
Risk-free rate of return (i)	4.26%
Volatility (ii)	43.25%
Expected dividend yield (iii)	0.00%
Fair value of underlying ordinary share (iv)	US$1.69
Expected terms (v)	10 years

(i)The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s PSUs in effect at the valuation date.
(ii)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s PSUs.
(iii)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)Fair value of underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(v)Expected term is the contract life of the PSUs.
The fair value of the options granted in 2023, 2024 and 2025 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2023	2024	2025
Risk-free rate of return (i)	3.79% – 3.88%	4.48% - 4.69%	4.09% - 4.58%
Volatility (ii)	44.37% – 44.95%	47.09% - 47.34%	46.39% - 47.34%
Expected dividend yield (iii)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (iv)	US$3.16 - US$8.02	US$1.14 - US$1.84	US$1.57 - US$2.11
Expected terms (v)	10 years	10 years	10 years

i.The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.
ii.Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
iii.Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
iv.The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
v.Expected term is the contract life of the option awards.

Summary of compensation expense recognized for RSUs
Compensation expense recognized for RSUs, PSUs and options for the years ended December 31, 2023, 2024 and 2025 is allocated as follows.

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Selling, general and administrative expenses	20,895	16,836	11,693
Research and development expenses	3,971	2,220	1,648
Total	24,866	19,056	13,341